Equity Activity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Reclassifications and taxes related to items of other comprehensive income

($ in millions)
For the year ended December 31, 2025:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(972)	$528	$(445)
Net unrealized gains/(losses) on available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(66)	$8	$(58)
Reclassification of (gains)/losses to:
Cost of services	27	(7)	20
Cost of sales	15	(4)	11
Cost of financing	4	(1)	3
SG&A expense	6	(2)	4
Other (income) and expense	(525)	132	(393)
Interest expense	24	(6)	18
Total unrealized gains/(losses) on cash flow hedges	$(514)	$121	$(394)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(469)	$117	$(351)
Net gains/(losses) arising during the period	392	(168)	224
Curtailments and settlements	9	(3)	6
Amortization of prior service costs/(credits)	(7)	2	(5)
Amortization of net (gains)/losses	623	(104)	519
Total retirement-related benefit plans	$548	$(154)	$394
Other comprehensive income/(loss)	$(939)	$494	$(445)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
For the year ended December 31, 2024:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$301	$(324)	$(23)
Net unrealized gains/(losses) on available-for-sale securities	$2	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$389	$(113)	$276
Reclassification of (gains)/losses to:
Cost of services	(22)	6	(16)
Cost of sales	(40)	13	(27)
Cost of financing	6	(2)	5
SG&A expense	(16)	5	(11)
Other (income) and expense	125	(32)	94
Interest expense	31	(8)	24
Total unrealized gains/(losses) on cash flow hedges	$474	$(130)	$343
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(56)	$11	$(45)
Net gains/(losses) arising during the period	70	(65)	6
Curtailments and settlements	3,159	(719)	2,441
Amortization of prior service costs/(credits)	(7)	2	(5)
Amortization of net (gains)/losses	975	(201)	775
Total retirement-related benefit plans	$4,142	$(971)	$3,171
Other comprehensive income/(loss)	$4,919	$(1,426)	$3,492
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
For the year ended December 31, 2023:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$3	$100	$103
Net unrealized gains/(losses) on available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$207	$(63)	$144
Reclassification of (gains)/losses to:
Cost of services	5	(1)	5
Cost of sales	(22)	8	(14)
Cost of financing	14	(3)	10
SG&A expense	(12)	4	(8)
Other (income) and expense	(209)	53	(157)
Interest expense	66	(17)	49
Total unrealized gains/(losses) on cash flow hedges	$47	$(19)	$28
Retirement-related benefit plans (1)
Prior service costs/(credits)	$2	$0	$2
Net gains/(losses) arising during the period	(3,115)	536	(2,579)
Curtailments and settlements	5	(1)	4
Amortization of prior service costs/(credits)	(9)	3	(6)
Amortization of net (gains)/losses	515	(88)	427
Total retirement-related benefit plans	$(2,602)	$450	$(2,152)
Other comprehensive income/(loss)	$(2,552)	$531	$(2,021)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

($ in millions)
	Foreign Currency Translation Adjustments (1)	Net Unrealized Gains/(Losses) on Available- For-Sale Securities	Net Unrealized Gains/(Losses) on Cash Flow Hedges	Net Change Retirement- Related Benefit Plans	Accumulated Other Comprehensive Income/(Loss)
December 31, 2022	$(3,591)	$(1)	$(135)	$(13,013)	$(16,740)
Other comprehensive income before reclassifications	103	0	144	(2,577)	(2,331)
Amount reclassified from accumulated other comprehensive income	—	—	(115)	425	310
Total change for the period	103	0	28	(2,152)	(2,021)
December 31, 2023	(3,488)	(1)	(106)	(15,165)	(18,761)
Other comprehensive income before reclassifications	(23)	1	276	(39)	215
Amount reclassified from accumulated other comprehensive income (2)	—	—	67	3,210	3,278
Total change for the period	(23)	1	343	3,171	3,492
December 31, 2024	(3,512)	0	237	(11,994)	(15,269)
Other comprehensive income before reclassifications	(445)	(1)	(58)	(127)	(630)
Amount reclassified from accumulated other comprehensive income	—	—	(336)	521	185
Total change for the period	(445)	(1)	(394)	394	(445)
December 31, 2025	$(3,956)	$0	$(157)	$(11,600)	$(15,713)
(1)Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.
(2)Net change in retirement-related benefit plans includes the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.